Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income taxes paid (refund) [abstract]
Disclosure Of Current Tax Assets [Text Block]
Taxes receivables are detailed as follows:

	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Refundable tax previous year	11,884,421	9,640,567
Taxes under claim (1)	968,195	968,195
Argentinean tax credits	440,172	4,813,614
Monthly provisions	3,686,905	12,537,248
Payment of absorbed profit provision	-	24,104
Other credits	322,736	44,150
Total	17,302,429	28,027,878
(1)	This item includes claims for refund of first category taxes (Provisional payment of absorved profit) for an amount of ThCh$ 968,195 that was presented in April 2014 from the commercial year 2013.

Disclosure Of Current Tax Assets Noncurrent [Text Block]
Taxes receivables are detailed as follows:

	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Taxes under claim (1)	1,173,281	1,173,281
Others (2)	97,660	143,019
Total	1,270,941	1,316,300
(1)	This item includes claims for refund of first category taxes (Provisional payment of absorved profit) that was presented in April 2010 from the commercial year 2009.
(2)	Corresponds to the minimum presumed income tax of Argentine subsidiaries, whose recovery period is estimated to be more than one year.

Disclosure of current tax liabilities [Text Block]
Taxes payable are detailed as follows:

	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Chilean Tax income (expense)	71,587,790	18,335,047
Monthly provisional payments	3,946,196	3,970,511
Chilean unique taxes	101,474	105,903
Other	249,989	115,173
Total	75,885,449	22,526,634

Disclosure of information about income and deferred tax expense [Text Block]
The income tax and deferred tax expense for the years ended as of December 31, 2018, 2017 and 2016, are detailed as follows:

	For the years ended as of December 31,
	2018	2017	2016
	ThCh $	ThCh $	ThCh $
Income as per deferred tax related to the origin and reversal of temporary differences	9,930,675	(500,800)	(878,629)
Prior year adjustments	484,985	569,212	3,838,136
Effect of change in tax rates	23,903	(50,071)	(856,612)
Tax benefits (loss)	(1,795,446)	611,282	(765,292)
Total deferred tax expense	8,644,117	629,623	1,337,603
Current tax expense	(144,929,220)	(47,841,130)	(31,285,976)
Prior period adjustments	158,286	(1,154,469)	(298,010)
Total expenses (income) for current taxes	(144,770,934)	(48,995,599)	(31,583,986)
(Loss) Income from income tax	(136,126,817)	(48,365,976)	(30,246,383)

Disclosure of information about income tax relating to components of other comprehensive income [Text Block]
Deferred taxes related to items charged or credited directly to the Consolidated Statement of Comprehensive Income are detailed as follows:

	For the years ended as of December 31,
	2018	2017	2016
	ThCh $	ThCh $	ThCh $
Net income from cash flow hedge	(16,196)	728	(20,648)
Actuarial gains and losses deriving from defined benefit plans	339,533	(47,228)	659,198
Charge to equity	323,337	(46,500)	638,550

Disclosure of information about reconciliation of average effective tax rate and applicable tax rate [Text Block]
The Company’s income tax expense as of
December 31, 2018, 2017 and 2016
represents
29.71%
, 24.62% and 17.80%, respectively of income before taxes. The following is reconciliation between such effective tax rate and the statutory tax rate valid in Chile.

	For the years ended as of December 31,
	2018		2017		2016
	ThCh $	Rate %	ThCh $	Rate %	ThCh $	Rate %
Income before taxes	458,211,348		196,474,395		170,328,270
Income tax using the statutory rate	(123,717,064)	27.00	(50,100,971)	25.50	(40,878,785)	24.00
Adjustments to reach the effective rate
Tax effect of permanent differences, net	(14,596,485)	3.19	4,071,180	(2.07)	10,357,858	(6.10)
Effect of change in tax rate	23,903	(0.01)	(50,071)	0.03	(856,612)	0.50
Effect of tax rates in Argentina and Uruguay	1,519,558	(0.33)	(1,700,857)	0.86	(1,308,482)	0.80
Prior year adjustments	643,271	(0.14)	(585,257)	0.30	2,439,638	(1.40)
Income tax, as reported	(136,126,817)	29.71	(48,365,976)	24.62	(30,246,383)	17.80

Disclosure of information about deferred tax assets and liabilities [Text Block]
Deferred tax assets and liabilities included in the Consolidated Financial Statements are detailed as follows:

	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Deferred taxes assets
Accounts receivable impairment provision	1,406,961	1,136,789
Other non-tax expenses	8,825,378	10,597,985
Benefits to staff	3,468,874	3,328,263
Inventory impairment provision	352,183	401,487
Severance indemnity	6,829,816	6,133,014
Inventory valuation	2,143,768	2,228,552
Intangibles	241,802	229,725
Other assets	10,639,754	10,436,908
Tax loss carryforwards	3,782,552	5,858,606
Total assets from deferred taxes	37,691,088	40,351,329
Deferred taxes liabilities
Property, plant and equipment depreciation	51,471,109	45,380,381
Agricultural operation expenses	7,150,018	7,130,896
Manufacturing indirect activation costs	5,743,496	5,258,290
Intangibles	16,614,440	11,736,406
Land	25,408,185	23,313,756
Other liabilities	2,112,923	1,530,382
Total liabilities from deferred taxes	108,500,171	94,350,111
Total	(70,809,083)	(53,998,782)

Disclosure of information about reconciliation of changes in deferred tax liability asset [Text Block]
Changes in deferred tax assets are detailed as follows:

Movement of deferred tax	ThCh$
As of January 1, 2017	(54,950,823)
Deferred taxes from tax loss carry forwards absortion	629,623
Conversion effect	369,646
Deferred taxes against equity	(47,228)
Changes	952,041
As of December 31, 2017	(53,998,782)

As of January 1, 2018
Deferred taxes related to credited items (charged) directly to equity (1)	(24,537,164)
Deferred taxes from tax loss carry forwards absortion	8,644,117
Conversion effect	(967,300)
Deferred taxes against equity	339,533
Other deferred movements taxes	(289,487)
Changes	(16,810,301)
As of December 31, 2018	(70,809,083)

(1) Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”. See
Note 4 - Accounting changes, letter b)
.